Summary of Significant Accounting Policies (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Current assets	$ 135,131,467	$ 24,859,791
Non-current assets	6,099,961	12,642,404
Total assets	141,231,428	37,502,195
Total liabilities	$ 19,713,707	$ 22,145,453